Common Stock Options - Schedule of Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average exercise price options granted	$ 0.14	$ 0.08
Stock Options [Member]
Number of shares options outstanding, Beginning	13,350,000	10,850,000
Number of shares options expired	(2,350,000)	(5,500,000)
Number of shares options granted	14,750,000	8,000,000
Number of shares options outstanding, Ending	25,750,000	13,350,000
Number of shares options exercisable	25,750,000
Weighted average exercise price options outstanding, Beginning	$ 0.06	$ 0.05
Weighted average exercise price options expired	(0.08)	(0.01)
Weighted average exercise price options granted	0.14	0.04
Weighted average exercise price options outstanding, Ending	0.10	$ 0.06
Weighted average exercise price option exercisable	$ 0.10